Derivative financial instruments and hedging activities - Summary of Derivative-related Credit Risk (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of credit risk exposure [line items]
Replacement cost	$ 20,009	$ 37,654
Credit equivalent amount	80,417	69,278
Risk-weighted equivalent	20,225	17,383
Exchange-traded contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	5,439	2,912
Credit equivalent amount	19,630	11,285
Risk-weighted equivalent	393	225
Interest rate contracts forward rate agreements [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	18	307
Credit equivalent amount	73	324
Risk-weighted equivalent	19	13
Interest rate contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	6,487	9,671
Credit equivalent amount	15,911	20,321
Risk-weighted equivalent	6,229	3,363
Interest rate contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	149	610
Credit equivalent amount	547	857
Risk-weighted equivalent	326	407
Interest rate contracts Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Credit equivalent amount	256
Risk-weighted equivalent	113
Foreign exchange contracts forward contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	2,333	4,589
Credit equivalent amount	15,822	10,944
Risk-weighted equivalent	3,899	3,439
Foreign exchange contracts swaps [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	3,047	9,342
Credit equivalent amount	15,678	13,718
Risk-weighted equivalent	4,001	5,002
Foreign exchange contracts options purchased [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	404	443
Credit equivalent amount	908	1,100
Risk-weighted equivalent	285	478
Foreign exchange contracts, Options written [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	4
Credit equivalent amount	213
Risk-weighted equivalent	67
Credit derivatives [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	156	71
Credit equivalent amount	613	770
Risk-weighted equivalent	40	153
Other contracts [member] | Over-the-counter contracts [member]
Disclosure of credit risk exposure [line items]
Replacement cost	1,972	9,709
Credit equivalent amount	10,766	9,959
Risk-weighted equivalent	$ 4,853	$ 4,303